Information with Respect to Stock Options and Warrants Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants
Number of options and warrants
Outstanding, ending balance	1,836,106
Weighted average exercise price, options and warrants
Weighted average exercise price, outstanding ending balance	$ 12.91
Options and warrants outstanding, shares	1,836,106
Options and warrants exercisable, Shares	1,795,106
Stock Options and Warrants | $4.00 to $10.00
Weighted average exercise price, options and warrants
Option and warrants, exercise price range, lower range limit	$ 4.00
Option and warrants, exercise price range, upper range limit	$ 10.00
Options and warrants outstanding, shares	294,250
Options and warrants outstanding, average remaining life (years)	4 years 10 months 24 days
Options and warrants outstanding, average exercise price	$ 8.15
Options and warrants exercisable, Shares	254,250
Options and warrants exercisable, average exercise price	$ 8.76
Stock Options and Warrants | $10.01 to $20.00
Weighted average exercise price, options and warrants
Option and warrants, exercise price range, lower range limit	$ 10.01
Option and warrants, exercise price range, upper range limit	$ 20.00
Options and warrants outstanding, shares	1,521,856
Options and warrants outstanding, average remaining life (years)	4 years 4 months 24 days
Options and warrants outstanding, average exercise price	$ 13.67
Options and warrants exercisable, Shares	1,520,856
Options and warrants exercisable, average exercise price	$ 13.67
Stock Options and Warrants | $20.01 to $40.00
Weighted average exercise price, options and warrants
Option and warrants, exercise price range, lower range limit	$ 20.01
Option and warrants, exercise price range, upper range limit	$ 40.00
Options and warrants outstanding, shares	20,000
Options and warrants outstanding, average remaining life (years)	2 years 3 months 18 days
Options and warrants outstanding, average exercise price	$ 24.86
Options and warrants exercisable, Shares	20,000
Options and warrants exercisable, average exercise price	$ 24.86
Warrant
Number of options and warrants
Reverse acquisition	857,241
Granted	866,365
Weighted average exercise price, options and warrants
Weighted average exercise price, Reverse acquisition	$ 15.4
Weighted average exercise price, Granted	$ 13.26
Stock Option
Number of options and warrants
Reverse acquisition	56,250
Granted	60,000
Forfeited - options	(3,750)
Weighted average exercise price, options and warrants
Weighted average exercise price, Reverse acquisition	$ 13.3
Weighted average exercise price, Granted	$ 4.3
Weighted average exercise price, Forfeited - options	$ 40.0